Discontinued Operations - Schedule of Assets and Liabilities of the Discontinued Operations (Details) - USD ($) $ in Thousands					12 Months Ended
	Sep. 03, 2025	Dec. 31, 2024	Aug. 31, 2024	Mar. 19, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets and Liabilities of the Discontinued Operations [Abstract]
Cash and cash equivalents	$ 71	$ 111	$ 4,327	$ 20		$ 111
Other current assets	21,329	21,731	24,295	4,546		21,731
Noncurrent assets	9,604	9,987	4,028			9,987
Total assets of discontinued operations	31,004	31,829	32,650	4,566		31,829
Accrued expenses and other current liabilities	79,474	78,245	778	294		78,245
Amounts due to related parties	3,753	3,631	33,479	1,256		3,631
Total liabilities of discontinued operations	83,227	81,876	34,257	1,550		81,876
Total net assets	(52,223)	(50,047)	(1,607)	3,016		(50,047)
Total debts of discontinued operations waived by the Company	52,223		1,607
Less: Carrying amount of non-controlling interests disposed	(32,930)
Add: Reclassification of AOCI on disposal	31,789
Total consideration received				1,569
Gain/Loss on sale of discontinued operations, net of income tax	$ 51,082			$ 1,447	$ (190)	$ (11,322)	$ 329